Advance to Suppliers (Details) - Schedule of advances to suppliers net - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of advances to suppliers net [Abstract]
Advances to suppliers for inventory raw material purchase	$ 2,738,313
Less: allowance for doubtful accounts
Advances to suppliers	$ 2,738,313